Taxation - Deferred Tax Assets and Liabilities by Jurisdiction (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	€ 481,477	€ 406,892	€ 340,803	€ 291,859
United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	562,825	445,684	337,700
Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	(13,270)	(26,491)	(31,521)
Others.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	(68,078)	(12,301)	34,624
Net deferred tax
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	559,652	529,875	463,078
Net deferred tax | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	578,061	466,961	392,040
Net deferred tax | Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	17,963	36,298	35,117
Net deferred tax | Others.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	(36,372)	26,616	35,921
Tax credit rights
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	(26,425)	(57,896)	(60,799)
Tax credit rights | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax			(54,340)
Tax credit rights | Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	(26,425)	(57,861)	(5,162)
Tax credit rights | Others.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax		(35)	(1,297)
Tax loss carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	(51,750)	(65,087)	(61,476)
Tax loss carryforwards | United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	(15,236)	(21,277)
Tax loss carryforwards | Spain
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	(4,808)	(4,928)	€ (61,476)
Tax loss carryforwards | Others.
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax	€ (31,706)	€ (38,882)